Equity Incentive Plans - Summary of Assumptions under Employee Stock Purchase Plan - Graphite Bio, Inc. (Details) - Graphite Bio, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 10,574	$ 13,534
Restricted stock awards and founders' common stock awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 7	$ 11
Class A common stock options granted and outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected term	6 years 14 days
Risk free interest rate, minimum	3.50%	1.91%
Risk free interest rate, maximum	4.12%	4.23%
Total	$ 10,471	$ 13,132
Minimum | Class A common stock options granted and outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	77.00%	74.00%
Expected term		5 years 11 months 19 days
Maximum | Class A common stock options granted and outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, maximum	79.00%	75.00%
Expected term		6 years 3 days
2021 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected term	6 months	6 months
2021 Employee Stock Purchase Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	75.00%	73.00%
Risk free interest rate, minimum	4.65%	0.10%
2021 Employee Stock Purchase Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, maximum	79.00%	75.00%
Risk free interest rate, maximum	5.44%	4.65%
ESPP Shares Available for Future Grants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 96	$ 391